Contract revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,900	$ 2,500
Contract assets representing accrued revenues not yet billed	37	34
Contract with customer, liability	180	171
Contract with customer, liability, revenue recognized	114
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	47	44
Capitalized contract cost, amortization	13	14	$ 16
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 128	$ 98